SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 24 -	SUBSEQUENT EVENTS

A.	Settlement agreements

1.
Following to Note 17A3 above, on December 31, 2025, the Board approved the Company entering into settlement agreement pursuant to which the Company shall pay a total amount of $90 to MYM Shareholder Plaintiffs as settlement of the motion to strike out several significant parts of the claim. Following prolonged discussions and negotiations, the MYM Shareholder Plaintiffs narrowed their claim and agreed to resolve the motion on consent. In January 2026, a settlement agreement has been executed and the settlement amount was paid.

2.
On December 31, 2025, the Board approved the Company entering into settlement agreement under which the Company shall pay a total amount of $420 to service provider for certain legal services rendered in previous periods as full and final payment of all outstanding accounts, fees, disbursements and interest. In January 2026, a settlement agreement has been executed and the payment amount was paid.

B.	Convertible promissory notes offering

On January 7, 2026, the Company entered into a Note Purchase Agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Company issued to the Investor (A) a convertible note (the “Note”) in the principal amount of approximately US$1,710 thousand (approximately $2,341) (the “Subscription Amount”), which is convertible into the Company’s common shares, no par value per share (the “Common Shares”), at a purchase price equal to 90% of the Subscription Amount  and (B) a warrant to purchase up to 228,150 Common Shares (the “Warrant”), which is the number equal to 33⅓% of the Subscription Amount divided by an exercise price of $3.45 per Common Share (the “First Transaction”). The First Transaction closed on January 26, 2026.

In addition, on January 20, 2026, the Company entered into an additional Note Purchase Agreement (the “Additional Purchase Agreement” and, together with the Purchase Agreement, the “Purchase Agreements”) with the Investor, pursuant to which the Company issued to the Investor (A) a convertible note (the “Second Note” and, together with the Note, the “Notes”) in the principal amount of approximately US$704 thousand (approximately $964) (the “Additional Subscription Amount” and, together with the Subscription Amount, the “Subscription Amounts”) which is convertible into the Company’s Common Shares at a purchase price equal to 90% of the Additional Subscription Amount and (B) a warrant to purchase up to 93,671 Common Shares (the “Additional Warrant” and, with the Warrant, the “Warrants”), which is the number equal to 33⅓% of the Additional Subscription Amount divided by an exercise price of $3.45 per Common Share (the “Second Transaction” and, together with the First Transaction, the “Offerings”). The Second Transaction closed on January 21, 2026.

Each Note bears an interest rate of 8.0% per annum accruing from the closing date of the First Transaction and the Second Transaction, as applicable, (which shall increase to 14.0% upon the occurrence of an Event of Default, as defined in the Notes) (the “Interest” and, together with the Subscription Amounts, the “Conversion Amount”). The Conversion Amount is not repayable in cash and the Company’s obligations thereunder will be satisfied solely through the issuance of the Company’s Common Shares upon conversion of the Conversion Amount in accordance with their terms.

The number of Common Shares issuable upon any conversion of the Conversion Amount is determined by dividing the applicable conversion amount by the conversion price (the “Conversion Price”). The Conversion Price is equal to the lower of (i) the Fixed Price, as defined in each of the Notes, or (ii) 90% of the lowest daily volume-weighted average price of the Common Shares during the 20 consecutive trading days immediately preceding the conversion date, (the “Variable Price”), provided, however, that the Variable Price will not be lower than the Floor Price, as defined in each of the Notes. The Fixed Price in the Note and in the Second Note is $0.29 and $1.38, respectively. The Floor Price in the Note and in the Second Note are $0.29 and $0.275, respectively.

The Notes include customary limitations on conversion, including a beneficial ownership cap of 4.99% of the outstanding Common Shares following the conversion.

The Warrants entitle their holder to purchase one Common Share (each, a “Warrant Share”) at an exercise price of $3.45 per Warrant Share. The Warrants are exercisable immediately upon their issuance date, January 21, 2026, for a period of 5 years, until January 21, 2031. If the Warrants are not exercised by their applicable expiry date, the Warrants will expire and be of no further force or effect. The Warrants and the Warrant Shares may not be traded for a period of four months, unless permitted under applicable securities legislation.

The Purchase Agreements include customary representations, warranties and covenants of the Company and the Investor, including the Company’s obligation to reserve sufficient Common Shares for issuance upon conversion of the Notes and to file a resale registration statement on Form F-3 (the “Registration Statement”) with the SEC providing for the resale by the Investor of the Common Shares issuable upon conversion of the Notes no later than 30 trading days within the date of each of the Purchase Agreement and the Additional Purchase Agreement. The Company has also agreed to use commercially reasonable efforts to cause such Registration Statement to become effective as soon as possible, but in no event later than the date which shall be the earlier of: (x) (i) in the event that the Registration Statement is not subject to a full review by the SEC, 60 calendar days after the closing date of the First Transaction and the Second Transaction, as applicable, or (ii) in the event that the Registration Statement is subject to a full review by the SEC, 90 calendar days after the closing date of the First Transaction and the Secon Transaction, as applicable, and (y) the 5th business day after the date on which the Company is notified (orally or in writing, whichever is earlier) by the SEC that such Registration Statement will not be reviewed or will not be subject to further review. On February 11, 2026, a Registration Statement was declared effective by the SEC.

C.	Loan agreements

1.
On January 12, 2026, IMC Holdings entered into a loan agreement with non-financial institution, to borrow a principal amount of NIS 500  thousand (approximately $215) which bears an annual interest of 17%. The principal amount and accrued interest shall be paid on July 1, 2026

2.
On February 3, 2026, Focus entered into a loan agreement with non-financial institution, to borrow a principal amount of NIS 1,500  thousand (approximately $644) which bears an annual interest of prime + 13.25%. The principal amount and accrued interest shall be paid on April 3, 2026.

3.
On February 26, 2026, IMC Holdings entered into a loan agreement with a non-financial institution in the amount of NIS 355 thousand (approximately $152) which bears interest at an annual rate of 17% and shall be matured no later than September 1, 2026.

4.
On March 12, 2026, IMC Holdings entered into a loan agreement with a non-financial institution in the amount of NIS 3,300 thousand (approximately $1,416) which bears interest at an annual rate of 17% and shall be matured no later than July 12, 2026.

D.
Following to Note 22B above, on February 15, 2026, IMC Holdings entered into first amendment to the sublease agreement with the Lessor, under which it was determined that the Lessor will sublease more spaces but the monthly lease fee will be remained on NIS 17 thousand linked to ICPI plus VAT.

E.
Following to Note 24B above, in March 2026, the Company issued 328,511 common shares to the Investor in respect of a conversion of a portion of the Notes in the amount of US$181 thousand (approximately $248) at an average exercise price of US$0.55 per share.

F.	Following to Note 14B above, in March 2026, the Company extended the credit line received from Bank Mizrahi in total amount of NIS 1 million from March 12, 2026 to September 25, 2026.